Goldman Sachs Buffered S&P 500 Fund - Mar-Sep Average Annual Total Returns - Inst [Member]		12 Months Ended	34 Months Ended	36 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.74%	17.34%	17.45%
S&P 500 Total Return Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.43%	22.34%	22.50%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	22.86%	23.03%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.96%	14.57%
Performance Inception Date	Feb. 28, 2023